Investment in a Joint Venture (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Description Of Accounting Policy For Investments In Joint Ventures Text Block Abstract
Interest rate percentage	50.00%
Commitments investment	$ 1,200,000